Other Income	12 Months Ended
Apr. 30, 2023
Disclosure Of Other Income [Abstract]
Other Income
9.	OTHER INCOME

	2021	2022	2023
	US$	US$	US$
Bank and other interest income (note (i))	18	743	15,945
Government grant (note (ii))	152	117	56
Others	1	7	51

	171	867	16,052

Notes:
(i) The amount mainly includes (a) interest income of US$6,224 from an interest-bearing loan receivable of US$100,123 from an independent third party, which was settled in April 2023, (b) interest income of US$
2,608 from an interest-bearing note receivable of US$
32,520
in relation to the consideration receivable in related to disposal of a financial asset measured at FVTPL during the year ended April 30, 2022 and (c) interest income of US$
6,612 from amount due from AMTD Group (note 30).

(ii)  During the years ended April 30, 2021, 2022 and 2023, the Group recognized government grants of US$152, US$117 and US$56, respectively, in respect of
COVID-19-related
subsidies relates to employment support programs provided by governments.